Financial Instruments - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	$ 15,349
Derivatives not designated as a cash flow hedge	18,376	$ 14,415
Loans to equity-accounted investees and joint venture partners - Current	16,262	26,209
Loans to equity-accounted investees and joint venture partners - Long-term	218,192	227,217
Long-term debt	(7,145,034)	(6,736,498)
Interest rate swap agreements [Member] | Derivatives not designated as a cash flow hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	6,769	5,101
Foreign currency contracts [Member] | Derivatives not designated as a cash flow hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	556
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	864,631	927,679
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	2,123	1,051
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - liabilities	(363,888)	(406,783)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(264,244)	(221,391)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(15,349)	(18,407)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration (see below)	(15,292)	(21,448)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member] | Derivatives not designated as a cash flow hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	11,051	9,314
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,498,219)	(1,574,440)
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(5,578,460)	(5,094,857)
Fair Value Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	17,321	17,164
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	864,631	927,679
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	2,123	1,051
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - liabilities	(363,888)	(406,783)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(264,244)	(221,391)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(15,349)	(18,407)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Logitel contingent consideration (see below)	(15,292)	(21,448)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member] | Derivatives not designated as a cash flow hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives not designated as a cash flow hedge	11,051	9,314
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted investees and joint venture partners - Current	16,262	26,209
Loans to equity-accounted investees and joint venture partners - Long-term	218,192	227,217
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,480,360)	(1,554,609)
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(5,664,674)	(5,181,889)
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	$ 17,323	$ 17,137